Income Taxes (Details) - Schedule of reconciles the statutory rate to the company’s effective tax rate	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciles the Statutory Rate to the Company S Effective Tax Rate [Abstract]
China Statutory income tax rate	25.00%	25.00%
Permanent difference	(0.18%)	0.20%
Effect of favorable tax rates on small-scale and low-profit entities	(0.31%)	0.01%
Valuation allowance	(28.30%)	0.01%
Effective tax rate	(3.78%)	25.21%